Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited)
Revenue From Mining Operations	$ 11,050	$ 29
Cost Of Sales	6,306	709
Mine Operating Income (loss)	4,744	(680)
Operating Expenses
General And Administrative Expenses	1,116	934
Share-based Payments	200	616
Loss Before Other Items	3,428	(2,230)
Interest And Other	(7)	22
Unrealized Gain (loss) On Long-term Investments	(686)	(68)
Fair Value Adjustment On Warrant Liability	233	788
Realized Loss On Warrants Exercised	0	(1,005)
Foreign Exchange Loss	(605)	283
Project Evaluation Expenses	(81)
Finance Cost	13	21
Accretion Of Reclamation Provision	(10)	(11)
Interest Expense	(21)	(2)
Loss From Continuing Operations Before Income Taxes	(2,238)	(2,244)
Income Taxes:
Current Income Tax Expense	(140)	(12)
Deferred Income Tax Recovery (expense)	(1,452)	438
Income Tax Recovery (expense)	1,592	426
Net Income (loss)	(646)	(1,818)
Other Comprehensive Income (loss)
Currency Translation Differences	357	94
Total Comprehensive Loss	$ 1,003	$ (1,724)
Income (loss) Per Share
Basic	$ 0.01	$ (0.02)
Diluted	$ 0.01	$ (0.02)
Weighted Average Number Of Common Shares Outstanding
Basic	103,819,481	96,204,148
Diluted	107,234,957	96,204,148